Supplemental Financial Statement Information - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash		$ 20,395		$ 570
Money Market Funds, at Carrying Value		300,670		0
Cash and Cash Equivalents, at Carrying Value, Total	$ 209,739	321,065	$ 14,987	570
Restricted cash	36,168	47,805		0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 245,907	$ 368,870	$ 77,869	$ 570	$ 958	$ 342